SHARE CAPITAL AND SHAREBASED PAYMENTS (Details)	12 Months Ended
	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2019 $ / shares shares
Statement [Line Items]
Outstanding and exercisable underlying shares, Beginning	7,639,968
Stock options [Member]
Statement [Line Items]
Outstanding and exercisable underlying shares, Beginning	2,638,500	2,917,500	2,917,500
Granted	1,700,000	526,000	526,000
Cancelled / Forfeited	(807,500)	(255,000)	(255,000)
Expired		(550,000)	(550,000)
Exercised	(48,000)
Stock options outstanding, Ending	3,483,000	2,638,500	2,638,500
Stock options exercisable	2,208,000
Outstanding and exercisable Weighted Average Exercise Price, Beginning | $ / shares	$ 1.82		$ 2.04
Weighted Average Exercise Price, Granted | $ / shares	1.64		0.79
Weighted Average Exercise Price, Exercised | (per share)	0.79	$ 0.00
Weighted Average Exercise Price, Cancelled / Forfeited | $ / shares	1.70		2.09
Weighted Average Exercise Price, Expired | $ / shares			1.90
Stock options outstanding | $ / shares	1.77		$ 1.82
Weighted Average Exercise Price, Stock options exercisable | (per share)	$ 1.85	$ 0.00